Defined benefit scheme (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations

The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Valuation at
	2 0 2 2	2 0 2 1
	%	%

Discount rate	5.22	2.05
Expected return on the plan assets	5.22	2.05
Rate of increase in compensation	4	4

Expected rate of termination:
0-1 years	35	35
1-2 years	30	30
2-3 years	25	25
3-4 years	15	15
4-5 years	15	15
5 years and more	7.5	7.5

Schedule of Present Value of Defined Benefit Obligation in Current Period

Changes in the present value of the defined benefit obligation in the current period were as follows:

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Opening defined benefit obligation	6,441	6,010	1,830
Current service cost	467	581	133
Interest cost	129	102	37
Actuarial losses arising from experience adjustments	(1,201)	(130)	(341)
Actuarial losses/(gains) arising from changes in financial assumptions	20	213	6
Benefits paid	(375)	(335)	(106)
Closing defined benefit obligation	5,481	6,441	1,559

Schedule of Defined Benefit Assets in Current Period

Changes in the fair value of the defined benefit assets in the current period were as follows:

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Opening defined benefit assets	4,826	4,105	1,371
Expected return on the plan assets	95	72	27
Changes in financial assumptions	(367)	446	(104)
Employer contribution	355	321	101
Benefits paid	(262)	(115)	(74)
Interest losses on severance payment allocated to remuneration benefits	6	(3)	2
Closing defined benefit assets	4,653	4,826	1,323

Schedule of Assets and Liabilities Recognized in Balance Sheets

Adaption of the current value of defined benefit plan liability and the fair value of the plan's assets to the assets and liabilities recognized in the Balance Sheets:

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Present value of funded liability	5,481	6,441	1,557
Fair value of plan assets - accumulated deposit in executive insurance	(4,653)	(4,826)	(1,322)
Fair value of unrecognized asset	50	-	14
Net liability deriving from defined benefit obligation	878	1,615	249